(FPA PERENNIAL FUND, INC. LETTERHEAD)
11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
Writer’s Direct Dial Number
(310) 996-5436

VIA EDGAR

March 1, 2013

Securities and Exchange Commission

Attn: Filing Desk, Stop 1-4

100 F Street, N.E.

Washington, D.C.  20549

Re:                               FPA Perennial Fund, Inc. (“Registrant”)
1933 Act File No. 2-87607
1940 Act File No. 811-3896
Post-Effective Amendment No. 31

Dear Commissioners:

Enclosed for filing is a copy of Post-Effective Amendment No. 31 to the Registrant’s Registration Statement under the Securities Act of 1933, which is also Amendment No. 31 to its Registration Statement under the Investment Company Act of 1940, on Form N-1A (“Amendment”). The copy of the Amendment includes exhibits and is marked to show changes from the Registrant’s April 30, 2012 Prospectus and Statement of Additional Information.

This Amendment is being filed pursuant to paragraph (a) of Rule 485 to remove all sales load charges on purchases of shares of the Registrant. No filing fee is required.

If you have any questions regarding this filing, please contact Kurt J. Decko of K&L Gates LLP, counsel to the Registrant at Four Embarcadero Center, Suite 1200, San Francisco, CA 94111, (415) 249-1053.

Very truly yours,

/s/ Sherry Sasaki

Sherry Sasaki

Secretary

Encs.

cc w/encs.:                                     Mark D. Perlow
Kurt J. Decko